REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Twelve months ended December 31, 2021	Seven months ended December 31, 2020	Twelve months ended May 31, 2020
Royalty revenue
Wharf	$1,449,735	$894,872	$-
COSE	748,680	237,228	47,321
Joaquin	440,785	85,707	21,896
Total royalty revenue	2,639,200	1,217,807	69,217
Stream revenue - Endeavor	-	-	2,699,607
Other fixed royalty payments	330,557	91,845	-
Total revenue	$2,969,757	$1,309,652	$2,768,824